UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Wilson/Bennett Capital Management, Inc.
Address: 	201 North Union Street, Suite 230
		Alexandria, VA 22314

13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John W. Fisher
Title:	President
Phone:	(703) 837-0150

Signature, Place, and Date of Signing:

August 12, 2005		John W. Fisher		  Alexandria, Virginia
[Date]			[Signature]				[City, State]

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



	FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	 22

Form 13F Information Table Value Total:	$184,344,259.00


List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.












Market


Security

Type

Quantity

Cusip

Value

Voting











PROCTER & GAMBLE

com

352441

742718109

18,591,263

sole
3M COMPANY

com

248982

88579Y101

18,001,393

sole
CATERPILLAR

com

131916

149123101

12,572,914

sole
EXXON MOBIL

com

216147

30231G102

12,421,961

sole
CITIGROUP

com

256332

172967101

11,850,222

sole
GENERAL ELECTRIC

com

337977

369604103

11,710,903

sole
DUPONT

com

257277

263534109

11,065,484

sole
AMERICAN EXPRESS

com

199161

025816109

10,601,340

sole
UNITED PARCEL SERVICE CL B
com

141870

911312106

9,811,729

sole
ALTRIA GROUP, INC.

com

144468

02209S103

9,341,316

sole
KIMBERLY CLARK CORP.

com

139377

494368103

8,723,606

sole
IBM

com

115986

459200101

8,606,198

sole
CHEVRON CORPORATION

com

144895

166764100

8,102,528

sole
SBC COMMUNICATIONS, INC.

com

320259

78387G103

7,606,151

sole
BANK OF AMERICA CORP.
com

158036

060505104

7,208,022

sole
CEF ISHARES RUSSELL

com

99975

464287598

6,662,334

sole
JP MORGAN

com

187319

46625H100

6,616,107

sole
MERCK

com

70588

589331107

2,174,110

sole
TIME WARNER INC COM

com

90250

887317105

1,508,078

sole
ALLSTATE

com

11434

020002101

683,182

sole
SPYDER

com

2353

78462F103

280,431

sole
ISHARES TR S&P MIDCP GROW
com

2952

464287606

204,987

sole

